Shareholder Report, Holdings (Details)	Jun. 30, 2026
Empower Real Estate Index Fund - Institutional Class | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	12.43%
Empower Real Estate Index Fund - Institutional Class | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Empower Real Estate Index Fund - Institutional Class | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.98%
Empower Real Estate Index Fund - Institutional Class | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Real Estate Index Fund - Institutional Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Empower Real Estate Index Fund - Institutional Class | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
Empower Real Estate Index Fund - Institutional Class | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Empower Real Estate Index Fund - Institutional Class | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Real Estate Index Fund - Institutional Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower Real Estate Index Fund - Institutional Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
Empower Real Estate Index Fund - Institutional Class | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	21.59%
Empower Real Estate Index Fund - Institutional Class | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.85%
Empower Real Estate Index Fund - Institutional Class | Warehouse/Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.68%
Empower Real Estate Index Fund - Institutional Class | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	10.88%
Empower Real Estate Index Fund - Institutional Class | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.37%
Empower Real Estate Index Fund - Institutional Class | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
Empower Real Estate Index Fund - Institutional Class | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
Empower Real Estate Index Fund - Institutional Class | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.53%
Empower Real Estate Index Fund - Institutional Class | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
Empower Real Estate Index Fund - Institutional Class | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
Empower Real Estate Index Fund - Institutional Class | Government Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower Real Estate Index Fund - Institutional Class | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower Real Estate Index Fund - Institutional Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%
Empower Real Estate Index Fund - Investor Class | Welltower Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	12.43%
Empower Real Estate Index Fund - Investor Class | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Empower Real Estate Index Fund - Investor Class | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	7.98%
Empower Real Estate Index Fund - Investor Class | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
Empower Real Estate Index Fund - Investor Class | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Empower Real Estate Index Fund - Investor Class | Realty Income Corp REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.48%
Empower Real Estate Index Fund - Investor Class | Public Storage REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Empower Real Estate Index Fund - Investor Class | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
Empower Real Estate Index Fund - Investor Class | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower Real Estate Index Fund - Investor Class | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
Empower Real Estate Index Fund - Investor Class | Health Care REITS [Member]
Holdings [Line Items]
Percent of Total Investments	21.59%
Empower Real Estate Index Fund - Investor Class | Diversified REITS [Member]
Holdings [Line Items]
Percent of Total Investments	14.85%
Empower Real Estate Index Fund - Investor Class | Warehouse/Industry REITS [Member]
Holdings [Line Items]
Percent of Total Investments	13.68%
Empower Real Estate Index Fund - Investor Class | Apartment REITS [Member]
Holdings [Line Items]
Percent of Total Investments	10.88%
Empower Real Estate Index Fund - Investor Class | Storage REITS [Member]
Holdings [Line Items]
Percent of Total Investments	7.37%
Empower Real Estate Index Fund - Investor Class | Single Tenant REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.72%
Empower Real Estate Index Fund - Investor Class | Regional Malls REITS [Member]
Holdings [Line Items]
Percent of Total Investments	6.59%
Empower Real Estate Index Fund - Investor Class | Shopping Centers REITS [Member]
Holdings [Line Items]
Percent of Total Investments	5.53%
Empower Real Estate Index Fund - Investor Class | Office Property REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
Empower Real Estate Index Fund - Investor Class | Hotels REITS [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
Empower Real Estate Index Fund - Investor Class | Government Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.97%
Empower Real Estate Index Fund - Investor Class | Manufactured Homes REITS [Member]
Holdings [Line Items]
Percent of Total Investments	2.05%
Empower Real Estate Index Fund - Investor Class | Short Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.14%